Schedule of Investments

January 31, 2022 (Unaudited)

Schedule of Investments
LSV Value Equity Fund

	Shares	Value (000)

U.S. Common Stock (99.3%)
Aerospace & Defense (1.8%)
Curtiss-Wright	30,800	$4,090
General Dynamics	32,500	6,893
Huntington Ingalls Industries	54,600	10,221
L3Harris Technologies	34,900	7,304
Textron	88,400	6,017

		34,525

Agricultural Products (0.6%)
Ingredion	112,500	10,654

Air Freight & Logistics (0.6%)
FedEx	45,900	11,285

Aircraft (1.4%)
Delta Air Lines*	145,200	5,763
JetBlue Airways*	276,100	4,039
Lockheed Martin	30,600	11,907
United Airlines Holdings*	123,100	5,279

		26,988

Apparel Retail (0.4%)
Foot Locker	180,300	8,056

Apparel, Accessories & Luxury Goods (0.4%)
Hanesbrands	410,300	6,606

Asset Management & Custody Banks (3.5%)
Ameriprise Financial	76,100	23,158
Bank of New York Mellon	406,300	24,078
State Street	191,400	18,087

		65,323

Automotive (3.0%)
American Axle & Manufacturing Holdings*	600,200	4,886
BorgWarner	154,000	6,753
Ford Motor	763,000	15,489
General Motors*	295,600	15,587
Goodyear Tire & Rubber*	322,100	6,677
Lear	44,700	7,479

		56,871

Automotive Retail (0.3%)
Group 1 Automotive	35,300	5,994

Banks (6.1%)
Bank of America	344,600	15,900
Citizens Financial Group	395,100	20,335
Fifth Third Bancorp	445,200	19,869
First Horizon National	424,000	7,255
Huntington Bancshares	440,400	6,632
KeyCorp	515,900	12,928

LSV Value Equity Fund

	Shares	Value (000)
Banks (continued)
Regions Financial	689,300	$15,813
Zions Bancorp	245,000	16,616

		115,348

Biotechnology (2.3%)
Amgen	80,800	18,352
Biogen*	17,030	3,849
Gilead Sciences	228,650	15,704
Regeneron Pharmaceuticals*	8,700	5,295

		43,200

Broadcasting (1.2%)
Fox	376,500	15,289
ViacomCBS, Cl B	196,100	6,560

		21,849

Building & Construction (1.3%)
Owens Corning	101,000	8,959
PulteGroup	190,100	10,016
TRI Pointe Homes*	259,500	6,179

		25,154

Chemicals (2.4%)
Chemours	293,000	9,584
Eastman Chemical	55,700	6,624
Huntsman	431,800	15,472
Ingevity*	85,000	5,602
LyondellBasell Industries, Cl A	75,300	7,284

		44,566

Commercial Printing (0.3%)
Deluxe	165,400	4,979

Commercial Services (0.3%)
Western Union	281,200	5,317

Commodity Chemicals (0.7%)
Cabot	122,600	6,742
Trinseo	109,300	5,852

		12,594

Computer & Electronics Retail (0.6%)
Best Buy	81,300	8,071
Rent-A-Center, Cl A	92,500	3,899

		11,970

Computers & Services (4.7%)
Amdocs	113,300	8,598
DXC Technology*	207,400	6,239
eBay	191,800	11,521
Hewlett Packard Enterprise	563,700	9,205
HP	584,300	21,461
NCR*	91,500	3,482

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Computers & Services (continued)
Oracle	277,800	$22,547
Xerox Holdings	290,800	6,139

		89,192

Construction & Engineering (0.3%)
EMCOR Group	53,200	6,342

Drug Retail (0.6%)
Walgreens Boots Alliance	236,300	11,758

Electric Utilities (0.8%)
Evergy	88,100	5,723
NRG Energy	246,000	9,823

		15,546

Electrical Components & Equipment (0.6%)
Acuity Brands	29,000	5,555
Energizer Holdings	142,200	5,348

		10,903

Electrical Services (0.3%)
Vistra	298,700	6,515

Financial Services (4.6%)
Ally Financial	282,100	13,462
Capital One Financial	68,900	10,110
Citigroup	435,200	28,339
Discover Financial Services	74,100	8,577
Goldman Sachs Group	51,400	18,231
Navient	486,000	8,471

		87,190

Food, Beverage & Tobacco (4.2%)
Altria Group	150,900	7,678
Conagra Brands	289,200	10,053
General Mills	67,100	4,608
JM Smucker	134,500	18,908
Molson Coors Beverage, Cl B	353,600	16,853
Tyson Foods, Cl A	227,700	20,695

		78,795

General Merchandise Stores (0.9%)
Big Lots	118,415	4,963
Target	55,500	12,234

		17,197

Health Care Services (0.6%)
DaVita*	109,000	11,812

Health Care Distributors (1.4%)
Cardinal Health	134,500	6,936
McKesson	75,400	19,357

		26,293

LSV Value Equity Fund

	Shares	Value (000)
Health Care Facilities (1.0%)
HCA Healthcare	45,800	$10,994
Universal Health Services, Cl B	60,500	7,869

		18,863

Health Care REIT’s (0.1%)
Industrial Logistics
Properties Trust	66,014	1,514

Health Care Services (1.7%)
Cigna	54,400	12,537
CVS Health	187,400	19,960

		32,497

Homefurnishing Retail (0.2%)
Sleep Number*	61,700	4,412

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	262,429	2,244

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	74,400	15,638

Human Resource & Employment Services (0.4%)
ManpowerGroup	79,800	8,369

Industrial Machinery (0.9%)
Hillenbrand	171,900	7,990
Snap-on	44,900	9,350

		17,340

Insurance (6.8%)
Aflac	167,400	10,516
Allstate	149,000	17,979
American Equity Investment Life Holding	173,000	7,117
American Financial Group	64,600	8,416
CNO Financial Group	278,100	6,936
Hartford Financial Services Group	227,300	16,336
Lincoln National	141,000	9,867
MetLife	247,700	16,611
MGIC Investment	468,600	7,113
Principal Financial Group	119,500	8,731
Prudential Financial	104,400	11,648
Voya Financial	90,100	6,123

		127,393

Investment Banking & Brokerage (1.4%)
Morgan Stanley	250,700	25,707

IT Consulting & Other Services (0.8%)
International Business Machines	107,400	14,345

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
IT Consulting & Other Services (continued)
Kyndryl Holdings*	21,480	$363

		14,708

Leasing & Renting (0.6%)
Triton International	197,200	11,915

Machinery (2.7%)
AGCO	104,000	12,189
Allison Transmission Holdings	316,600	12,028
Crane	67,600	6,997
Cummins	58,900	13,009
Oshkosh	60,500	6,886

		51,109

Media & Entertainment (1.7%)
AMC Networks, Cl A*	161,400	6,880
Comcast, Cl A	280,400	14,018
TEGNA	535,300	10,363

		31,261

Metal & Glass Containers (1.3%)
Berry Global Group*	152,200	10,261
O-I Glass, Cl I*	482,700	6,425
Silgan Holdings	157,600	7,057

		23,743

Mortgage REITs (0.3%)
Annaly Capital Management	689,400	5,446

Motorcycle Manufacturers (0.4%)
Harley-Davidson	229,000	7,917

Multi-Utilities (0.7%)
MDU Resources Group	451,200	13,252

Office REITs (0.8%)
Highwoods Properties	135,000	5,821
Office Properties Income Trust	89,200	2,273
Piedmont Office Realty Trust, Cl A	376,265	6,682

		14,776

Packaged Foods & Meats (0.7%)
Kraft Heinz	377,500	13,515

Paper Packaging (0.9%)
International Paper	132,700	6,403
Westrock	214,900	9,920

		16,323

Petroleum & Fuel Products (2.5%)
ExxonMobil	144,240	10,956
HollyFrontier	267,500	9,405

LSV Value Equity Fund

	Shares	Value (000)
Petroleum & Fuel Products (continued)
Marathon Petroleum	114,200	$8,194
Phillips 66	98,500	8,352
Valero Energy	123,900	10,280

		47,187

Pharmaceuticals (8.3%)
AbbVie	163,600	22,395
Bristol-Myers Squibb	405,500	26,313
Jazz Pharmaceuticals*	60,900	8,460
Merck	596,000	48,561
Organon	37,590	1,199
Pfizer	890,300	46,910
Viatris, Cl W*	118,644	1,776

		155,614

Property & Casualty Insurance (0.3%)
First American Financial	87,100	6,490

Reinsurance (0.4%)
Everest Re Group	29,300	8,304

Retail (2.5%)
Dick’s Sporting Goods	81,300	9,382
Kohl’s	90,500	5,404
Kroger	564,400	24,602
Macy’s	266,500	6,822

		46,210

Retail REIT’s (0.4%)
Simon Property Group	45,300	6,668

Semi-Conductors/Instruments (3.9%)
Applied Materials	78,200	10,806
Diodes*	35,700	3,313
Intel	906,400	44,250
Micron Technology	103,100	8,482
Vishay Intertechnology	287,300	5,950

		72,801

Specialized Consumer Services (0.4%)
H&R Block	291,200	6,657

Specialized REITs (0.6%)
Iron Mountain	236,100	10,842

Specialty Stores (0.3%)
Office Depot*	135,800	6,006

Steel & Steel Works (0.9%)
Reliance Steel & Aluminum	74,100	11,328
Steel Dynamics	116,800	6,485

		17,813

Schedule of Investments

January 31, 2022 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)

Systems Software (0.4%)
VMware, Cl A	51,112	$6,567

Technology Distributors (1.0%)
Arrow Electronics*	124,500	15,438
Insight Enterprises*	41,100	3,870

		19,308

Technology Hardware, Storage & Peripherals (1.6%)
Dell Technologies, Cl C*	193,800	11,010
Seagate Technology Holdings	170,400	18,258

		29,268

Telephones & Telecommunications (4.4%)
AT&T	1,163,240	29,663
Cisco Systems	202,100	11,251
Juniper Networks	279,800	9,743
Verizon Communications	592,000	31,511

		82,168

Thrifts & Mortgage Finance (0.4%)
Radian Group	302,800	6,780

Trucking (0.5%)
Ryder System	76,200	5,577
Werner Enterprises	74,900	3,340

		8,917

TOTAL U.S. COMMON STOCK (Cost $1,483,841)		1,868,364

	Face Amount (000)
Repurchase Agreement (0.5%)
South Street Securities 0.010%, dated 01/31/22, to be repurchased on 02/01/22, repurchase price $9,808 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $4,806, 0.125% - 2.750%, 05/15/22 - 02/15/43; total market value $10,004)	$9,808	9,808

TOTAL REPURCHASE AGREEMENT (Cost $9,808)		9,808

Total Investments – 99.8% (Cost $1,493,649)		$1,878,172

Percentages are based on Net Assets of $1,882,724 (000).

*   Non-income producing security.

Cl — Class
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,868,364	$—	$—	$1,868,364
Repurchase Agreement	—	9,808	—	9,808

Total Investments in Securities	$1,868,364	$9,808	$—	$1,878,172

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

Amounts designated as “—“are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-3700

4